Related Party Transactions - Sponsor loan, Working capital loans, Administrative support agreement (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)		3 Months Ended	8 Months Ended	9 Months Ended
	May 19, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Borrowings outstanding		$ 0	$ 0	$ 0
Accrued expenses		2,762,980	219	2,762,980
Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 300,000
Proceeds from related party loan	133,000
Working Capital Loans
Related Party Transaction [Line Items]
Maximum loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share)	$ 1.00
Outstanding balance of related party note		0	0	0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		10,000	10,000	10,000
Administrative Support Agreement | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amount available for borrowings				30,000
Administrative Support Agreement | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Amount available for borrowings		$ 30,000	$ 37,000	$ 90,000